PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Prepaid rental expenses		¥ 43,283	¥ 25,038
Interest receivable from time deposits		12,495	5,945
Prepaid advertising deposits		12,325	11,875
Prepaid advertising expenses		26,393	14,193
Prepaid value-added tax		28,616	50,587
Housing loans made to employees	[1]	11,859	4,968
Staff advances	[2]	2,136	1,404
Others	[3]	19,253	12,078
Total prepaid expenses and other current assets		156,360	126,088
Other Noncurrent Assets [Member]
Long Term Loans to Employees		16,814	12,751
Remaining Balance of Long Term Loans To Employees		¥ 29,565	¥ 12,751

[1]	The Company provides one-year housing loans to the employees to help them finance their purchase of apartments. Starting from 2016, the Company also began to provide five-year loans to the employees, which amounted to RMB12,751 and RMB16,814 in 2016 and 2017 respectively. These loans provided to employees were recognized in investing activities in the statements of cash flows. As of December 31, 2016 and 2017, the balance of the five-year loans to the employees were RMB 12,751 and RMB 29,565 respectively, and were included in other non-current assets.
[2]	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
[3]	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.